Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (79.1%)
U.S. Government Securities (11.8%)
	U.S. Treasury Note/Bond	1.500%	1/31/22	104,000	105,739
	U.S. Treasury Note/Bond	2.250%	4/15/22	43,000	44,310
	U.S. Treasury Note/Bond	0.125%	4/30/22	50,400	50,384
	U.S. Treasury Note/Bond	1.375%	10/15/22	69,300	70,946
	U.S. Treasury Note/Bond	1.625%	12/15/22	67,500	69,588
[1,2]	U.S. Treasury Note/Bond	0.125%	7/15/23	277,100	276,580
	U.S. Treasury Note/Bond	0.125%	8/15/23	166,300	165,988
	U.S. Treasury Note/Bond	0.125%	9/15/23	117,200	116,944
[2]	U.S. Treasury Note/Bond	0.500%	8/31/27	2,320	2,300
[2]	U.S. Treasury Note/Bond	0.375%	9/30/27	14,700	14,443
					917,222
Agency Bonds and Notes (35.1%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/25	72,402	70,170
[3]	Fannie Mae Interest Strip	0.000%	5/15/26	91,000	87,238
[3,4]	Fannie Mae Interest Strip	0.000%	10/25/40	11,432	10,837
[3]	Fannie Mae Principal Strip	0.000%	1/15/30	5,100	4,516
[3]	Fannie Mae Principal Strip	0.000%	5/15/30	72,915	64,041
	Federal Farm Credit Banks Funding Corp.	0.250%	5/6/22	50,000	50,063
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	274,905
[2]	Federal Home Loan Banks	1.750%	3/8/30	13,375	14,114
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	82,000	82,023
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	171,000	178,578
[3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	140,000	139,167
[3,4]	Federal Home Loan Mortgage Corp.	0.750%	7/28/25	300,000	300,214
[3,4]	Federal Home Loan Mortgage Corp.	0.800%	8/4/25	145,400	145,404
[3]	Federal Home Loan Mortgage Corp.	0.750%	9/2/25	200,000	200,080
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	210,000	208,503
[3]	Federal National Mortgage Association	0.250%	5/22/23	102,449	102,503
[3]	Federal National Mortgage Association	0.500%	6/17/25	110,000	110,036
[3]	Federal National Mortgage Association	0.375%	8/25/25	130,000	129,088
[3]	Federal National Mortgage Association	0.750%	10/8/27	250,000	248,418
[3]	Federal National Mortgage Association	0.875%	8/5/30	157,000	152,663
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,627
	Private Export Funding Corp.	3.550%	1/15/24	8,700	9,532
	Resolution Funding Corp. Interest Strip	0.000%	1/15/28	4,090	3,805
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	4,590	4,247
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	38,500	34,000
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	99,000	87,135
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	16,745
					2,732,652
Conventional Mortgage-Backed Securities (15.9%)
[3,4]	Fannie Mae Pool	3.000%	10/1/49–1/1/50	73,493	76,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	3.500%	1/1/49–12/1/49	71,272	73,053
[3,4]	Fannie Mae Pool	4.000%	4/1/49–8/1/49	15,063	15,777
[3,4]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	88,756	93,675
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	4,600	4,777
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	13,607	14,293
[3,4]	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	20,743	21,843
[3,4]	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	8,001	8,565
[3,4]	Freddie Mac Gold Pool	4.000%	6/1/21–1/1/29	3,165	3,359
[3,4]	Freddie Mac Gold Pool	4.500%	8/1/22–1/1/49	16,514	17,515
[3,4]	Freddie Mac Gold Pool	5.000%	4/1/21–6/1/25	642	668
[3,4]	Freddie Mac Pool	3.000%	10/1/49–11/1/49	19,542	20,143
[4]	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	30,546	31,411
[3,4,5]	UMBS Pool	1.500%	12/16/35–1/16/36	294,500	300,064
[3,4,5]	UMBS Pool	2.000%	10/1/27–12/16/35	137,470	142,034
[3,4]	UMBS Pool	2.500%	2/1/28–9/1/31	17,632	18,473
[3,4]	UMBS Pool	3.000%	12/1/20–9/1/34	89,291	93,812
[3,4]	UMBS Pool	3.500%	11/1/20–8/1/49	100,056	107,384
[3,4]	UMBS Pool	4.000%	12/1/20–3/1/49	48,985	54,265
[3,4]	UMBS Pool	4.500%	12/1/20–8/1/49	46,234	51,063
[3,4]	UMBS Pool	5.000%	4/1/21–2/1/44	5,905	6,859
[3,4]	UMBS Pool	5.500%	5/1/21–9/1/41	26,278	31,369
[3,4]	UMBS Pool	6.000%	5/1/24–1/1/41	38,825	46,080
					1,232,791
Nonconventional Mortgage-Backed Securities (16.3%)
[3,4]	Fannie Mae	1.750%	11/25/32–4/25/44	23,589	23,962
[3,4]	Fannie Mae	2.500%	11/25/42	18,880	19,607
[3,4]	Fannie Mae	3.000%	5/25/47	3,145	3,179
[3,4]	Fannie Mae	5.000%	9/25/40	10,210	11,812
[3,4]	Fannie Mae REMICS	1.500%	12/25/41–1/25/43	68,314	69,500
[3,4]	Fannie Mae REMICS	1.650%	12/25/42	11,130	11,346
[3,4]	Fannie Mae REMICS	1.750%	5/25/41–3/25/46	84,297	85,653
[3,4]	Fannie Mae REMICS	1.850%	8/25/46	13,194	13,559
[3,4]	Fannie Mae REMICS	2.000%	12/25/44	5,961	6,038
[3,4]	Fannie Mae REMICS	2.100%	4/25/43	4,434	4,515
[3,4]	Fannie Mae REMICS	2.125%	10/25/42	9,248	9,371
[3,4]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	25,325	26,147
[3,4]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	39,338	40,756
[3,4]	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	98,586	103,336
[3,4]	Fannie Mae REMICS	3.500%	3/25/43–10/25/48	53,271	55,472
[3,4]	Fannie Mae REMICS	4.000%	12/25/46–10/25/48	6,178	6,593
[3,4]	Fannie Mae REMICS	5.250%	9/25/41	4,514	4,892
[3,4]	Freddie Mac	2.250%	7/15/44	24,350	25,130
[3,4]	Freddie Mac	3.000%	10/15/45	6,685	6,921
[3,4]	Freddie Mac REMICS	1.250%	2/15/42	24,881	25,123
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	23,049	23,354
[3,4]	Freddie Mac REMICS	1.750%	4/15/43	13,102	13,393
[3,4]	Freddie Mac REMICS	2.000%	7/15/42	13,072	13,430
[3,4]	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	24,807	25,502
[3,4]	Freddie Mac REMICS	2.500%	4/15/37–12/25/49	154,341	161,418
[3,4]	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	5,014	5,287
[3,4]	Freddie Mac REMICS	3.000%	12/15/47–7/25/49	29,420	31,065
[3,4]	Freddie Mac REMICS	3.500%	5/15/40–3/25/50	15,324	16,259
[3,4]	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	29,125	31,893
[3,4]	Freddie Mac REMICS	5.000%	12/15/40	15,839	18,335
[3,4]	Freddie Mac REMICS	6.500%	5/15/24	3,657	3,848
[3,4]	Freddie Mac Strips	2.500%	9/15/47	21,229	22,813
[3,4]	Freddie Mac Strips	3.000%	6/15/42	9,153	9,733
[4]	Ginnie Mae	1.500%	10/20/45	86,694	87,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Ginnie Mae	2.029%	12/20/42	4,671	4,867
[4]	Ginnie Mae	2.500%	9/20/43–9/20/49	21,964	23,184
[1,4]	Ginnie Mae	2.750%	9/20/45–5/20/49	103,463	105,789
[4]	Ginnie Mae	3.000%	3/20/41–3/20/48	85,827	88,426
[4]	Ginnie Mae	3.500%	4/20/48–5/20/49	9,400	10,180
[4]	Ginnie Mae	4.000%	10/20/47–9/20/48	20,203	21,282
					1,270,444
Total U.S. Government and Agency Obligations (Cost $6,093,126)					6,153,109
Asset-Backed/Commercial Mortgage-Backed Securities (6.4%)
[3,4,7]	Freddie Mac Multiclass Certificates Series 2015-P001	2.441%	12/27/28	88,401	12,854
[3,4,7]	Freddie Mac Multiclass Certificates Series 2015-P001	2.843%	1/27/29	112,919	21,640
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	2,000	2,081
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	1,000	1,084
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	6,900	7,573
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	4,000	4,393
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	5,000	5,411
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	4,000	4,383
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K044	2.811%	1/25/25	3,000	3,258
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	1,000	1,113
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	1,000	1,112
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	16,000	17,655
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K054	1.170%	1/25/26	83,988	4,471
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K057	1.182%	7/25/26	137,850	7,895
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates K104	1.127%	1/25/30	85,320	7,481
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K105	1.523%	1/25/30	220,008	26,311
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K109	1.584%	4/25/30	89,354	11,173
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K110	1.698%	4/25/30	40,282	5,356
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K111	1.573%	5/25/30	57,972	7,344
[3,4,7]	Freddie Mac Multifamily Structured Pass Through Certificates K112	1.433%	5/25/30	22,596	2,632
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates K115	1.328%	6/25/30	79,494	8,643
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates K116	1.428%	7/25/30	91,989	10,581
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates K152	0.956%	1/25/31	85,297	6,380
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K727	2.946%	7/25/24	24,220	26,067
[4]	U.S. Small Business Administration Class 1 Series 2002-20L	5.100%	12/1/22	199	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	U.S. Small Business Administration Class 1 Series 2004-20F	5.520%	6/1/24	465	488
[4]	U.S. Small Business Administration Class 1 Series 2004-20G	5.190%	7/1/24	137	144
[4]	U.S. Small Business Administration Class 1 Series 2005-20A	4.860%	1/1/25	153	161
[4]	U.S. Small Business Administration Class 1 Series 2005-20B	4.625%	2/1/25	62	65
[4]	U.S. Small Business Administration Class 1 Series 2005-20C	4.950%	3/1/25	47	50
[4]	U.S. Small Business Administration Class 1 Series 2005-20G	4.750%	7/1/25	37	39
[4]	U.S. Small Business Administration Class 1 Series 2005-20J	5.090%	10/1/25	425	455
[4]	U.S. Small Business Administration Class 1 Series 2006-20D	5.640%	4/1/26	495	535
[4]	U.S. Small Business Administration Class 1 Series 2006-20H	5.700%	8/1/26	717	774
[4]	U.S. Small Business Administration Class 1 Series 2006-20J	5.370%	10/1/26	1,720	1,857
[4]	U.S. Small Business Administration Class 1 Series 2006-20K	5.360%	11/1/26	3,382	3,660
[4]	U.S. Small Business Administration Class 1 Series 2006-20L	5.120%	12/1/26	999	1,068
[4]	U.S. Small Business Administration Class 1 Series 2007-20C	5.230%	3/1/27	746	807
[4]	U.S. Small Business Administration Class 1 Series 2007-20D	5.320%	4/1/27	589	640
[4]	U.S. Small Business Administration Class 1 Series 2007-20E	5.310%	5/1/27	1,422	1,542
[4]	U.S. Small Business Administration Class 1 Series 2007-20G	5.820%	7/1/27	542	588
[4]	U.S. Small Business Administration Class 1 Series 2007-20I	5.560%	9/1/27	2,543	2,723
[4]	U.S. Small Business Administration Class 1 Series 2007-20L	5.290%	12/1/27	36	39
[4]	U.S. Small Business Administration Class 1 Series 2008-20B	5.160%	2/1/28	83	90
[4]	U.S. Small Business Administration Class 1 Series 2008-20C	5.490%	3/1/28	72	79
[4]	U.S. Small Business Administration Class 1 Series 2008-20D	5.370%	4/1/28	175	192
[4]	U.S. Small Business Administration Class 1 Series 2008-20F	5.680%	6/1/28	64	69
[4]	U.S. Small Business Administration Class 1 Series 2008-20H	6.020%	8/1/28	55	60
[4]	U.S. Small Business Administration Class 1 Series 2008-20J	5.630%	10/1/28	70	78
[4]	U.S. Small Business Administration Class 1 Series 2009-20A	5.720%	1/1/29	47	51
[4]	U.S. Small Business Administration Class 1 Series 2009-20D	4.310%	4/1/29	41	44
[4]	U.S. Small Business Administration Class 1 Series 2009-20I	4.200%	9/1/29	964	1,036
[4]	U.S. Small Business Administration Class 1 Series 2009-20J	3.920%	10/1/29	1,500	1,597
[4]	U.S. Small Business Administration Class 1 Series 2009-20K	4.090%	11/1/29	855	925
[4]	U.S. Small Business Administration Class 1 Series 2010-20H	3.520%	8/1/30	123	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	U.S. Small Business Administration Class 1 Series 2011-20B	4.220%	2/1/31	250	272
[4]	U.S. Small Business Administration Class 1 Series 2011-20H	3.290%	8/1/31	61	64
[4]	U.S. Small Business Administration Class 1 Series 2012-20I	2.200%	9/1/32	42	43
[4]	U.S. Small Business Administration Class 1 Series 2013-20G	3.150%	7/1/33	71	75
[4]	U.S. Small Business Administration Class 1 Series 2013-20K	3.380%	11/1/33	85	92
[4]	U.S. Small Business Administration Class 1 Series 2017-20I	2.780%	12/1/37	2,262	2,410
[4]	U.S. Small Business Administration Class 1 Series 2018-20A	2.920%	1/1/38	11,542	12,548
[4]	U.S. Small Business Administration Class 1 Series 2018-20B	3.220%	2/1/38	18,014	19,691
[4]	U.S. Small Business Administration Class 1 Series 2018-20C	3.200%	3/1/38	36,284	39,525
[4]	U.S. Small Business Administration Class 1 Series 2018-20D	3.310%	4/1/38	25,612	28,088
[4]	U.S. Small Business Administration Class 1 Series 2018-20E	3.500%	5/1/38	7,736	8,579
[4]	U.S. Small Business Administration Class 1 Series 2018-20F	3.600%	6/1/38	14,042	15,619
[4]	U.S. Small Business Administration Class 1 Series 2018-20J	3.770%	10/1/38	24,658	27,694
[4]	U.S. Small Business Administration Class 1 Series 2018-20K	3.870%	11/1/38	15,550	17,590
[4]	U.S. Small Business Administration Class 1 Series 2018-20L	3.540%	12/1/38	20,007	21,879
[4]	U.S. Small Business Administration Class 1 Series 2018-25F	3.670%	12/1/43	2,092	2,335
[4]	U.S. Small Business Administration Class 1 Series 2019-20A	3.370%	1/1/39	8,450	9,358
[4]	U.S. Small Business Administration Class 1 Series 2019-20C	3.200%	3/1/39	8,241	8,985
[4]	U.S. Small Business Administration Class 1 Series 2019-25E	3.070%	5/1/44	6,167	6,718
[4]	U.S. Small Business Administration Class 1 Series 2019-25F	2.770%	6/1/44	9,884	10,656
[4]	U.S. Small Business Administration Class 1 Series 2019-25G	2.690%	7/1/44	10,616	11,563
[4]	U.S. Small Business Administration Class 1 Series 2019-25H	2.310%	8/1/44	11,568	12,204
[4]	U.S. Small Business Administration Class 1 Series 2019-25I	2.380%	12/1/44	6,794	7,200
[4]	U.S. Small Business Administration Class 1 Series 2019-25K	2.480%	11/1/44	8,517	9,092
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $469,303)					499,362
Sovereign Bonds (0.1%)
[8]	State of Israel (Cost $6,112)	0.000%	11/1/24	6,905	6,714
				Shares
Temporary Cash Investment (19.7%)
Money Market Fund (19.7%)
[9]	Vanguard Market Liquidity Fund (Cost $1,529,090)	0.112%		15,290,940	1,529,094

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts	12/24/20	860	$137.00	117,820	524
U.S. Long Bond Futures Contracts	11/6/20	375	$171.00	64,125	352
Total Options Purchased (Cost $481)					876
Total Investments (105.3%) (Cost $8,098,112)					8,189,155
Other Assets and Liabilities—Net (-5.3%)					(409,886)
Net Assets (100%)					7,779,269
Cost is in $000.
1	Securities with a value of $711,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $16,324,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
6	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Interest-only security.
8	U.S. government-guaranteed.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Put Options
10-Year U.S. Treasury Note Futures Contracts	11/6/20	860	$138.00	118,680	(349)
U.S. Long Bond Futures Contracts	11/6/20	375	$169.00	63,375	(147)
Total Options Written (Premiums Received $237)					(496)

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2020	4,727	1,043,928	(113)
5-Year U.S. Treasury Note	December 2020	1,226	153,988	(191)
				(304)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2020	(3,755)	(519,011)	2,582
Long U.S. Treasury Bond	December 2020	(34)	(5,864)	86
Ultra 10-Year U.S. Treasury Note	December 2020	(4,236)	(666,243)	10,731
				13,399
				13,095
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,153,109	—	6,153,109
Asset-Backed/Commercial Mortgage-Backed Securities	—	499,362	—	499,362
Sovereign Bonds	—	6,714	—	6,714
Temporary Cash Investment	1,529,094	—	—	1,529,094
Options Purchased	876	—	—	876
Total	1,529,970	6,659,185	—	8,189,155
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,159	—	—	2,159
Liabilities
Options Written	496	—	—	496
1	Represents variation margin on the last day of the reporting period.